                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999


Check here if Amendment { }; Amendment Number:  2
This Amendment (Check only one.): {x} is a restatement.
                                  { } adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York      April 5, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1


Form 13F Information Table Entry Total:             1


Form 13F Information Table Value Total:         889


List of Other Included Managers:

Bankers Trust Company                           01



This report amends Bankers Trust Company's holdings as of December 31, 1999 in Koger Equity Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D KOGER EQUITY INC               COM              500228101      889    55600 SH      SHARED         01      55600
S REPORT SUMMARY                  1 DATA RECORDS                 889